Employee Benefit Plan- Narrative (Details) - Employee Benefit Plan	12 Months Ended
Dec. 31, 2022
Defined Contribution Plan Disclosure [Line Items]
Employers matching contribution annual vesting (in percentage)	100.00%
Employer matching contribution, percent of employees' gross pay, 100% employer match	3.00%
Minimum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay, 50% employer match	400.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' gross pay, 50% employer match	5.00%